OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 4,203.3	$ 3,371.3
Products
Disclosure of operating segments [line items]
Revenue	1,570.8	1,403.6
Training, software and services
Disclosure of operating segments [line items]
Revenue	$ 2,632.5	$ 1,967.7